Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employees	$ 37,113,368	$ 34,630,695
Employer	6,789,822	4,939,711
Rollover	3,028,872	1,456,863
Total contributions	46,932,062	41,027,269
Investment income:
Dividends	52,519,409	46,879,154
Net realized and unrealized gains	59,985,094	53,655,831
Total investment income	112,504,503	100,534,985
Interest from notes receivable from participants	597,185	583,390
Other	232,750	244,074
Total additions	160,266,500	142,389,718
Deductions:
Benefits paid to participants and beneficiaries	52,697,797	53,636,701
Administrative expenses	104,420	117,791
Life insurance premiums	0	1,014
Total deductions	52,802,217	53,755,506
Net Increase in Net Assets Available for Plan Benefits	107,464,283	88,634,212
Assets acquired due to plan merger (Note 1)	0	8,442,327
Net assets available for benefits at beginning of year	700,092,581	603,016,042
Net assets available for benefits at end of year	$ 807,556,864	$ 700,092,581